UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-296-0289

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE

	Corporate Bonds (90.6%)
	Basic Materials (3.5%)
$ 535	ArcelorMittal (Luxembourg)	10.35%		06/01/19	$687,475
250	Ashland, Inc.	6.875		05/15/43	270,625
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	843,039
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	380,625
820	Freeport-McMoRan Copper & Gold, Inc.	3.875		03/15/23	819,002
710	Glencore Funding LLC (Switzerland)(a)	4.125		05/30/23	714,403
640	Goldcorp, Inc. (Canada)	3.70		03/15/23	632,420
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	128,657
375	Incitec Pivot Ltd. (Australia)(a)	4.00		12/07/15	389,685
495	NOVA Chemicals Corp. (a)	5.25		08/01/23	542,644
440	Rockwood Specialties Group, Inc.	4.625		10/15/20	458,700
490	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	544,899

					6,412,174

	Communications (14.6%)
850	21st Century Fox America, Inc.	6.15		02/15/41	1,033,851
670	21st Century Fox America, Inc.	6.40		12/15/35	837,048
400	Baidu, Inc. (China)	2.75		06/09/19	402,019
245	Cablevision Systems Corp.	7.75		04/15/18	277,769
675	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849		04/15/23	678,876
200	Columbus International, Inc. (Barbados)(a)	7.375		03/30/21	216,250
170	CSC Holdings LLC	6.75		11/15/21	187,637
376	Ctrip.com International Ltd. (a)	1.25		10/15/18	411,015
295	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	432,506
1,250	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80		03/15/22	1,292,920
425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60		02/15/21	464,695
305	ENTEL Chile SA (Chile)(a)	4.875		10/30/24	318,372
375	Juniper Networks, Inc.	4.50		03/15/24	392,973
520	Lamar Media Corp. (a)	5.375		01/15/24	540,800
350	MDC Partners, Inc. (Canada)(a)	6.75		04/01/20	371,000
555	Omnicom Group, Inc.	3.625		05/01/22	571,939
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	866,250
900	Orange SA (France)	2.75		02/06/19	922,910
436	Priceline Group, Inc.	0.35		06/15/20	516,932
272	SINA Corp. (China)(a)	1.00		12/01/18	250,240
1,175	Telefonica Europe BV (Spain)	8.25		09/15/30	1,610,724
665	Time Warner Cable, Inc.	4.50		09/15/42	649,915
2,190	Time Warner Cable, Inc.	6.75		07/01/18	2,593,766
1,565	Time Warner, Inc.	7.70		05/01/32	2,179,189
400	Verizon Communications, Inc.	5.15		09/15/23	448,469
5,225	Verizon Communications, Inc.	6.55		09/15/43	6,599,447
850	Viacom, Inc.	5.85		09/01/43	980,126
254	Yahoo!, Inc. (a)	0.00	(b)	12/01/18	254,000

					26,301,638

	Consumer, Cyclical (6.5%)
413	American Airlines Pass-Through Trust (a)	4.00		07/15/25	421,239
873	American Airlines Pass-Through Trust (a)	4.95		01/15/23	945,413
695	British Airways PLC (United Kingdom)(a)	4.625		06/20/24	729,305
475	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00		06/15/19	518,344
540	Daimler Finance North America LLC (Germany)	8.50		01/18/31	821,243
400	Exide Technologies (c)(d)	8.625		02/01/18	243,000
800	Ford Motor Co.	4.75		01/15/43	811,957
500	General Motors Co. (a)	4.875		10/02/23	528,750
375	Guitar Center, Inc. (a)	6.50		04/15/19	372,188
159	Iconix Brand Group, Inc.	2.50		06/01/16	230,550
650	Johnson Controls, Inc.	1.40		11/02/17	650,073

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

85	Johnson Controls, Inc.	3.625		07/02/24	85,549
150	Johnson Controls, Inc.	4.95		07/02/64	152,660
KRW 200,000	Lotte Shopping Co. Ltd., Series LOTT (Korea, Republic of)	0.00	(b)	01/24/18	200,221
$ 600	QVC, Inc.	4.375		03/15/23	610,576
475	Tesla Motors, Inc.	0.25		03/01/19	465,203
597	Toll Brothers Finance Corp.	0.50		09/15/32	636,551
925	United Airlines Pass-Through Trust	4.30		08/15/25	952,750
275	US Airways Pass-Through Trust	3.95		11/15/25	279,125
745	Wesfarmers Ltd. (Australia)(a)	1.874		03/20/18	745,241
665	Wyndham Worldwide Corp.	4.25		03/01/22	684,557
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375		03/15/22	627,750

					11,712,245

	Consumer, Non-Cyclical (8.5%)
900	AbbVie, Inc.	2.90		11/06/22	871,927
300	Actavis Funding SCS (a)	3.85		06/15/24	303,866
475	ADT Corp. (The)	6.25		10/15/21	504,687
400	Albea Beauty Holdings SA (a)	8.375		11/01/19	437,000
415	Altria Group, Inc.	5.375		01/31/44	456,317
156	Altria Group, Inc.	10.20		02/06/39	265,643
1,601	Amgen, Inc.	5.15		11/15/41	1,724,351
340	Aramark Services, Inc.	5.75		03/15/20	361,250
475	BioMarin Pharmaceutical, Inc.	1.50		10/15/20	502,609
270	BRF SA (Brazil)(a)	3.95		05/22/23	255,825
350	ESAL GmbH (Brazil)(a)	6.25		02/05/23	344,750
780	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	798,788
430	Gilead Sciences, Inc.	4.50		04/01/21	478,230
325	Gilead Sciences, Inc.	4.80		04/01/44	344,315
275	Grifols Worldwide Operations Ltd. (Spain)(a)	5.25		04/01/22	286,000
HKD 2,000	Hengan International Group Co., Ltd. (China)	0.00	(b)	06/27/18	266,760
$ 176	Jarden Corp.	1.875		09/15/18	243,430
205	JBS Investments GmbH (Brazil)(a)	7.75		10/28/20	220,375
425	Kraft Foods Group, Inc.	6.50		02/09/40	540,829
585	Kraft Foods Group, Inc.	6.875		01/26/39	767,694
160	McKesson Corp.	4.883		03/15/44	168,692
870	Novartis Capital Corp. (Switzerland)	3.40		05/06/24	883,020
315	PHH Corp.	4.00		09/01/14	317,362
445	RR Donnelley & Sons Co.	7.875		03/15/21	513,975
475	Salix Pharmaceuticals Ltd. (a)	6.00		01/15/21	510,625
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	649,935
525	Teva Pharmaceutical Finance IV BV (Israel)	3.65		11/10/21	539,625
410	United Rentals North America, Inc.	5.75		11/15/24	426,912
990	WM Wrigley Jr Co. (a)	2.90		10/21/19	1,016,361
270	Zimmer Holdings, Inc.	5.75		11/30/39	314,899

					15,316,052

	Diversified (0.1%)
200	Alfa SAB de CV (Mexico)(a)	5.25		03/25/24	209,200

	Energy (11.1%)
600	Anadarko Petroleum Corp.	6.20		03/15/40	759,259
175	Anadarko Petroleum Corp.	6.45		09/15/36	223,894
675	Buckeye Partners LP	4.15		07/01/23	696,977
650	Canadian Natural Resources Ltd. (Canada)	6.25		03/15/38	811,959
400	Cimarex Energy Co.	5.875		05/01/22	444,000
725	Continental Resources, Inc. (a)	4.90		06/01/44	752,095
350	Continental Resources, Inc.	5.00		09/15/22	381,062
375	DCP Midstream Operating LP	2.70		04/01/19	380,267
600	DCP Midstream Operating LP	3.875		03/15/23	608,573
405	Denbury Resources, Inc.	5.50		05/01/22	414,619
540	Ecopetrol SA (Colombia)	5.875		09/18/23	607,500
1,075	Energy Transfer Partners LP	3.60		02/01/23	1,067,059
775	Energy Transfer Partners LP	4.90		02/01/24	833,805

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

EUR 300	Eni SpA, Series GALP (Italy)	0.25		11/30/15		423,278
$ 750	EnLink Midstream Partners LP	2.70		04/01/19		761,514
1,400	Enterprise Products Operating LLC	5.95		02/01/41		1,672,427
625	Kinder Morgan Energy Partners LP	3.50		09/01/23		608,177
425	Kinder Morgan Energy Partners LP	4.15		02/01/24		431,881
875	Kinder Morgan Energy Partners LP	5.00		03/01/43		871,674
200	Lukoil International Finance BV (Russia)	2.625		06/16/15		204,250
150	Marathon Petroleum Corp.	5.125		03/01/21		170,312
400	Marathon Petroleum Corp.	6.50		03/01/41		495,706
500	Nexen Energy ULC (Canada)	6.40		05/15/37		603,620
550	ONEOK Partners LP	6.125		02/01/41		651,819
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,234,651
275	Phillips 66	5.875		05/01/42		330,697
750	Pioneer Natural Resources Co.	3.95		07/15/22		788,975
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		466,125
475	Rowan Cos., Inc.	5.85		01/15/44		514,623
309	Sinopec Group Overseas Development 2012 Ltd. (China)(a)	2.75		05/17/17		318,802
1,025	Transocean, Inc.	6.375		12/15/21		1,187,555
350	Williams Partners LP	6.30		04/15/40		416,943

						20,134,098

	Finance (31.7%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16		329,591
$ 315	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21		336,487
350	Abbey National Treasury Services PLC (United Kingdom)	4.00		03/13/24		361,908
430	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18		436,523
525	ACE INA Holdings, Inc.	3.35		05/15/24		530,678
495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75		05/15/19		499,331
500	Alexandria Real Estate Equities, Inc.	3.90		06/15/23		498,831
325	American Campus Communities Operating Partnership LP	3.75		04/15/23		321,842
1,290	American Financial Group, Inc.	9.875		06/15/19		1,691,173
400	American International Group, Inc.	4.875		06/01/22		446,164
2,315	American International Group, Inc.	6.40		12/15/20		2,798,564
550	American International Group, Inc.	8.25		08/15/18		683,940
465	American Tower Corp.	3.50		01/31/23		456,834
151	Ares Capital Corp. (a)	4.375		01/15/19		159,683
800	Banco de Credito del Peru (Peru)(a)	6.125	(e)	04/24/27		856,000
150	Bank of America Corp.	4.00		04/01/24		153,387
1,450	Bank of America Corp.	5.70		01/24/22		1,685,189
325	Bank of America Corp.	7.75		05/14/38		447,875
400	Bank of America Corp., MTN	3.30		01/11/23		394,988
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21		877,687
200	Billion Express Investments Ltd. (China)	0.75		10/18/15		205,500
450	BioMed Realty LP	2.625		05/01/19		453,208
185	Boston Properties LP	3.80		02/01/24		187,457
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		310,668
1,200	Capital One Bank, USA NA	3.375		02/15/23		1,194,106
910	Capital One Financial Corp.	2.45		04/24/19		919,556
1,050	Citigroup, Inc.	3.875		10/25/23		1,077,569
1,290	Citigroup, Inc.	4.05		07/30/22		1,323,869
210	Citigroup, Inc.	5.50		09/13/25		234,747
220	Citigroup, Inc.	6.675		09/13/43		274,868
1,385	CNA Financial Corp.	7.35		11/15/19		1,712,343
750	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22		763,821
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(e)	06/30/19	(f)	201,779
625	Credit Agricole SA (United Kingdom)(a)	3.875		04/15/24		634,859
310	Credit Agricole SA (France)(a)	7.875	(e)	01/23/24	(f)	339,062

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	945,625
320	Discover Bank	7.00		04/15/20	384,840
420	Discover Financial Services	3.85		11/21/22	428,379
230	ERP Operating LP	4.625		12/15/21	253,560
500	Express Scripts Holding Co.	3.50		06/15/24	495,793
300	First Republic Bank	2.375		06/17/19	302,074
800	Ford Motor Credit Co., LLC	5.00		05/15/18	890,751
1,335	Ford Motor Credit Co., LLC	5.875		08/02/21	1,569,693
355	General Electric Capital Corp.	5.30		02/11/21	404,247
760	Genworth Financial, Inc.	7.70		06/15/20	938,925
830	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	835,094
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,804,254
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,281,045
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	348,436
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,432,189
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	917,454
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	389,403
430	HSBC Finance Corp.	6.676		01/15/21	514,935
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	453,713
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	221,808
800	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	902,838
480	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	525,897
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	327,050
640	JPMorgan Chase & Co.	3.20		01/25/23	636,621
350	JPMorgan Chase & Co.	3.875		02/01/24	361,142
425	Lincoln National Corp.	7.00		06/15/40	584,678
870	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,022,510
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	419,586
380	Macquarie Group Ltd. (Australia)(a)	6.00		01/14/20	430,991
500	Metlife Capital Trust IV (a)	7.875		12/15/37	623,750
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	886,633
800	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	893,446
425	Omega Healthcare Investors, Inc. (a)	4.95		04/01/24	436,204
450	Piedmont Operating Partnership LP	3.40		06/01/23	428,583
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	258,982
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	510,526
980	Post Apartment Homes LP	3.375		12/01/22	954,298
895	Principal Financial Group, Inc.	1.85		11/15/17	900,250
850	Protective Life Corp.	7.375		10/15/19	1,052,898
790	Prudential Financial, Inc.	5.625	(e)	06/15/43	848,997
285	Prudential Financial, Inc., MTN	6.625		12/01/37	367,927
575	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(e)	05/24/41	620,407
550	Realty Income Corp.	3.25		10/15/22	539,352
250	Realty Income Corp.	4.65		08/01/23	268,901
430	Santander Holdings USA, Inc.	3.45		08/27/18	456,116
600	Santander US Debt SAU (Spain)(a)	3.724		01/20/15	608,962
495	Standard Chartered PLC (United Kingdom)(a)	3.95		01/11/23	493,284
600	Turkiye Is Bankasi (Turkey)(a)	7.85		12/10/23	666,000
400	Voya Financial, Inc.	5.65	(e)	05/15/53	409,000
525	Weingarten Realty Investors	3.375		10/15/22	515,448
290	Wells Fargo & Co.	4.125		08/15/23	301,825
284	Wells Fargo & Co.	5.606		01/15/44	326,617

					57,192,024

	Industrials (5.3%)
470	Anixter, Inc.	5.625		05/01/19	507,012
710	Ball Corp.	4.00		11/15/23	679,825
427	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	441,945
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	880,751
425	Caterpillar, Inc.	3.40		05/15/24	430,717
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	382,025
895	CRH America, Inc. (Ireland)	6.00		09/30/16	993,541
460	CRH America, Inc.	8.125		07/15/18	566,013
217	General Cable Corp.	4.50	(g)	11/15/29	215,644

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	887,638
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	658,270
150	L-3 Communications Corp.	1.50		05/28/17	150,312
650	L-3 Communications Corp.	4.95		02/15/21	721,374
490	MasTec, Inc.	4.875		03/15/23	485,100
490	Packaging Corp. of America	4.50		11/01/23	525,812
500	Silgan Holdings, Inc. (a)	5.50		02/01/22	520,000
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	523,910

					9,569,889

	Technology (2.5%)
1,315	Hewlett-Packard Co.	4.65		12/09/21	1,436,950
164	Intel Corp.	2.95		12/15/35	204,283
179	Lam Research Corp.	1.25		05/15/18	245,454
400	NetApp, Inc.	2.00		12/15/17	406,230
313	Nuance Communications, Inc.	2.75		11/01/31	314,174
255	NVIDIA Corp. (a)	1.00		12/01/18	282,731
295	Salesforce.com, Inc.	0.25		04/01/18	340,172
350	SanDisk Corp. (a)	0.50		10/15/20	442,094
348	Take-Two Interactive Software, Inc.	1.75		12/01/16	457,185
400	Xilinx, Inc.	3.00		03/15/21	404,332

					4,533,605

	Utilities (6.8%)
325	Appalachian Power Co.	7.00		04/01/38	444,248
290	CEZ AS (Czech Republic)(a)	4.25		04/03/22	304,448
295	CMS Energy Corp.	5.05		03/15/22	335,834
170	CMS Energy Corp.	6.25		02/01/20	202,020
850	DTE Energy Co., Series C	3.50		06/01/24	859,135
400	Duke Energy Corp.	2.10		06/15/18	404,792
305	EDP Finance BV (Portugal)(a)	4.90		10/01/19	323,330
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	393,125
575	Enel Finance International N.V. (Italy)(a)	5.125		10/07/19	648,131
210	Enel SpA (Italy)(a)	8.75	(e)	09/24/73	247,800
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	339,116
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,533,654
200	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	209,500
875	Jersey Central Power & Light Co. (a)	4.70		04/01/24	937,775
150	Monongahela Power Co. (a)	5.40		12/15/43	172,317
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	363,581
1,000	PPL WEM Holdings Ltd. (a)	3.90		05/01/16	1,047,622
540	Puget Energy, Inc.	6.50		12/15/20	651,892
900	Sempra Energy	3.55		06/15/24	908,191
23	Toledo Edison Co. (The)	7.25		05/01/20	27,762
845	TransAlta Corp. (Canada)	4.50		11/15/22	857,859

					12,212,132

	Total Corporate Bonds (Cost $152,585,704)				163,593,057

	Asset-Backed Securities (1.3%)
	CVS Pass-Through Trust
1,187	................................	6.036		12/10/28	1,370,258
745	(a)................................	8.353		07/10/31	982,938

	Total Asset-Backed Securities (Cost $1,943,801)				2,353,196

	Sovereign (0.1%)
290	Pertamina Persero PT (Indonesia)(a) (Cost $290,000)	6.45		05/30/44	288,550

	Variable Rate Senior Loan Interests (0.4%)
	Consumer, Cyclical (0.2%)
350	Diamond Resorts Corp., Term Loan	5.50		09/30/14	353,063

	Technology (0.2%)
414	Aspect Software, Inc., Term B	7.25		08/07/14	418,763

	Total Variable Rate Senior Loan Interests (Cost $769,631)				771,826

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

NUMBER OF SHARES				VALUE

	Convertible Preferred Stock (0.3%)
	Electric Utilities
7,600	NextEra Energy, Inc. (Cost $430,312)			493,924

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Short-Term Investments (0.6%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$ 45	(h)(i)................................	0.051%	08/21/14	44,997
1,000	(h)(i)................................	0.063	08/21/14	999,912
20	(h)(i)................................	0.066	08/21/14	19,998

	Total Short-Term Investments (Cost $1,064,907)			1,064,907

	Total Investments (Cost $157,084,355) (j)(k)		93.3%	168,565,460
	Other Assets in Excess of Liabilities		6.7	12,048,245

	Net Assets		100.0%	$180,613,705

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2014.
(g)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Rate shown is the yield to maturity at June 30, 2014.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at June 30, 2014:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	HKD	2,082,500	$	268,664	07/17/14	$22
UBS AG	EUR	666,708	$	909,436	07/17/14	(3,539)

	Net Unrealized Depreciation					$(3,517)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

Futures Contracts Open at June 30, 2014:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
211	Long	U.S. Treasury 2 yr. Note, Sep-14	$46,334,281	$(46,156)
111	Long	U.S. Treasury Ultra Long Bond, Sep-14	16,643,062	(110,197)
33	Long	U.S. Treasury Long Bond, Sep-14	4,527,188	(23,461)
211	Short	U.S. Treasury 5 yr. Note, Sep-14	(25,206,258)	78,828
106	Short	U.S. Treasury 10 yr. Note, Sep-14	(13,268,218)	9,766

		Net Unrealized Depreciation		$(91,220)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

Credit Default Swap Agreements Open at June 30, 2014:
SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE		TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Yum! Brands, Inc.	Buy	$875	1.00	%	12/20/18	$(10,602)	$(15,187)	$(25,789)	BBB
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	795	1.00		3/20/19	(15,812)	15,258	(554)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.HY.21	Buy	3,935	5.00		12/20/18	(37,773)	(327,001)	(364,774)	NR

Total Credit Default Swaps		$5,605				$(64,187)	$(326,930)	$(391,117)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at June 30, 2014:
SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	$1,950	3 Month LIBOR	Receive	2.04	%	02/13/23	$47,136
Deutsche Bank AG	6,660	3 Month LIBOR	Receive	3.03		05/14/43	332,044
Deutsche Bank AG	1,770	3 Month LIBOR	Receive	2.80		05/01/43	164,083
Goldman Sachs International	1,900	3 Month LIBOR	Receive	2.42		03/22/22	(29,409)
JPMorgan Chase Bank NA	922	3 Month LIBOR	Receive	2.43		03/22/22	(15,348)
Morgan Stanley & Co., LLC*	9,460	3 Month LIBOR	Receive	2.75		11/20/23	(193,614)

		Net Unrealized Appreciation					$304,892

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations

EUR Euro.
HKD Hong	Kong Dollar.
KRW South	Korean Won.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ¡ June 30, 2014 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (8) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$163,593,057	$—	$163,593,057
Asset-Backed Securities	—	2,353,196	—	2,353,196
Sovereign	—	288,550	—	288,550
Variable Rate Senior Loan Interests	—	771,826	—	771,826
Total Fixed Income Securities	—	167,006,629	—	167,006,629
Convertible Preferred Stock	493,924	—	—	493,924
Short-Term Investment – U.S. Treasury Securities	—	1,064,907	—	1,064,907
Foreign Currency Forward Exchange Contract	—	22	—	22
Futures Contracts	88,594	—	—	88,594
Interest Rate Swap Agreements	—	543,263	—	543,263
Total Assets	582,518	168,614,821	—	169,197,339
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3,539)	—	(3,539)
Futures Contracts	(179,814)	—	—	(179,814)
Credit Default Swap Agreements	—	(64,187)	—	(64,187)
Interest Rate Swap Agreements	—	(238,371)	—	(238,371)
Total Liabilities	(179,814)	(306,097)	—	(485,911)
Total	$402,704	$168,308,724	$—	$168,711,428

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

August 19, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 19, 2014